Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash Flows from Operating Activities
Net income	$ 11,838	$ 18,943	$ 11,943
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	320	269	251
Provision for loan losses	2,500	1,462	3,040
Bank owned life insurance income	(652)	(722)	(357)
Bank owned life insurance additional purchase	0	0	(12,000)
Gain on sale of SBA loans	(477)	(1,819)	(4,147)
SBA loans originated for sale	(5,807)	(15,080)	(38,244)
Proceeds from sale of SBA loans originated for sale	4,743	16,901	42,684
Loss on sale & write down of OREO, net	1,422	1,830	2,019
Gain on sale of SBA related assets	0	(7,611)	0
Net accretion of purchase premiums and discounts on securities	65	(44)	(623)
Deferred income tax expense (benefit)	4,143	305	(190)
Changes in operating assets and liabilities:
(Increase) decrease in accrued interest receivable and other assets	(59)	594	(1,008)
Increase (decrease) in accrued interest payable and other accrued liabilities	888	(2,306)	1,686
Net cash provided by operating activities	18,924	12,722	5,054
Cash Flows from Investing Activities
Purchases of investment securities available for sale	0	(10,000)	(20,476)
Proceeds from sale and call of securities available for sale	705	0	0
Purchases (redemptions) of restricted stock	(1,514)	131	(1,637)
Proceeds from sale of SBA related assets	0	50,348	0
Proceeds from loans held for sale	0	2,638	0
Proceeds from maturities and principal payments on mortgage backed securities	6,424	7,406	6,150
Proceeds from sale of OREO	2,281	5,222	7,576
Advances on OREO	(144)	(194)	(139)
Donation of OREO property	0	31	0
Net increase in loans	(161,590)	(138,996)	(55,541)
Purchases of bank premises and equipment	(2,148)	(875)	(352)
Net cash used in investing activities	(155,986)	(84,289)	(64,419)
Cash Flows from Financing Activities
Cash payment of dividends	(4,385)	(3,234)	(2,661)
Minority interest capital withdrawal, net	(53)	(644)	(1,224)
Proceeds from exercise of stock options	132	190	2,697
Purchase of treasury stock	0	(4)	(831)
Stock compensation	72	66	0
Net increase (decrease) in FHLBNY borrowings	35,000	(5,000)	35,298
Net increase in noninterest-bearing deposits	31,821	39,762	10,219
Net increase in interest-bearing deposits	45,868	83,722	7,058
Net cash provided by financing activities	108,455	114,858	50,556
(Decrease) Increase in cash and cash equivalents	(28,607)	43,291	(8,809)
Cash and Cash Equivalents, January 1,	70,720	27,429	36,238
Cash and Cash Equivalents, December 31,	42,113	70,720	27,429
Cash paid during the year for:
Interest on deposits and borrowed funds	8,330	6,603	5,763
Income taxes	7,404	9,984	6,494
Supplemental Schedule of Noncash Activities:
Real estate acquired in settlement of loans	$ 279	$ 788	$ 5,154